Capital Stock (Details)	Jun. 30, 2012	Dec. 31, 2013 Fitch/Coleman Warrants [Member]		Dec. 31, 2012 Fitch/Coleman Warrants [Member]		Dec. 31, 2013 August 2009 Warrants [Member]		Dec. 31, 2012 August 2009 Warrants [Member]		Dec. 31, 2013 April 2010 Warrants [Member]		Dec. 31, 2012 April 2010 Warrants [Member]		Dec. 31, 2013 October 2010 Warrants [Member]		Dec. 31, 2012 October 2010 Warrants [Member]		Dec. 31, 2013 Guarantor 2011 Warrants [Member]		Dec. 31, 2012 Guarantor 2011 Warrants [Member]		Dec. 31, 2013 February 2012 Inducement Warrants [Member]		Dec. 31, 2012 February 2012 Inducement Warrants [Member]		Dec. 31, 2013 February 2012 Aldagen Warrants [Member]		Dec. 31, 2012 February 2012 Aldagen Warrants [Member]		Dec. 31, 2013 February 2013 MidCap Warrants (Member)		Dec. 31, 2012 February 2013 MidCap Warrants (Member)		Dec. 31, 2013 February 2013 Subordination Warrants (Member)		Dec. 31, 2012 February 2013 Subordination Warrants (Member)		Dec. 31, 2013 February 2013 Worden Warrants [Member]		Dec. 31, 2012 February 2013 Worden Warrants [Member]		Dec. 31, 2013 February 2013 RDO Warrants [Member]		Dec. 31, 2012 February 2013 RDO Warrants [Member]		Dec. 31, 2013 February 2013 PA Warrants [Member]		Dec. 31, 2012 February 2013 PA Warrants [Member]		Dec. 31, 2013 December 2013 Note Warrants [Member]		Dec. 31, 2012 December 2013 Note Warrants [Member]		Dec. 31, 2013 Other Warrants [Member]		Dec. 31, 2012 Other Warrants [Member]		Dec. 31, 2013 Options Issued Under The 2002 Long Term Incentive Plan [Member]		Dec. 31, 2012 Options Issued Under The 2002 Long Term Incentive Plan [Member]		Dec. 31, 2013 Options Issued Under The 2013 Equity Incentive Plan [Member]		Dec. 31, 2012 Options Issued Under The 2013 Equity Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Class Of Warrant Or Right Outstanding	5,288,256	975,000	[1]	975,000	[1]	1,070,916	[2]	1,070,916	[2]	1,295,138	[3]	1,295,138	[3]	1,488,839	[4]	1,488,839	[4]	916,665	[5]	916,665	[5]	1,180,547	[6]	1,180,547	[6]	2,115,596	[7]	2,115,596	[7]	1,079,137	[8]	0	[8]	800,000	[9]	0	[9]	250,000	[10]	0	[10]	6,363,638	[11]	0	[11]	136,364	[12]	0	[12]	5,047,461	[13]	0	[13]	300,000	[14]	200,000	[14]	8,510,816	[15]	7,866,953	[15]	10,000	[16]	0	[16]

[1]	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A— $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.
[2]	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[3]	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.
[4]	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[5]	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.
[6]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[7]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[8]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.
[9]	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).
[10]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.
[11]	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.
[12]	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.
[13]	These warrants were issued in connection with the December 2013 debt financing. They are voluntarily exercisable, have an exercise price of $0.68 per share, and expire on December 8, 2018.
[14]	These warrants were issued to consultants and other professional service providers in exchange for services provided. A warrant for 200,000 Common shares has an exercise price of $1.50, expires on February 24, 2014, and is vested and voluntarily exercisable. A warrant for 100,000 Common shares has an exercise price of $0.37, expires on October 15, 2015, and is voluntarily exercisable upon vesting (50% vested as of December 31, 2013 and 100% vested by February 15, 2014). There is no call provision associated with either of these warrants.
[15]	These options were issued under the Company’s 2002 Long-Term Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these options.
[16]	These options were issued under the Company’s 2013 Equity Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these options.